Average Annual Total Returns - Cohen & Steers Global Infrastructure Fund Inc.	May 01, 2021
LinkedGlobalInfrastructureIndex [Member]
Average Annual Return:
1 Year	(4.06%)
5 Years	8.63%
10 Years	7.55%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.21%
10 Years	13.88%
Class A
Average Annual Return:
1 Year	(6.08%)
5 Years	7.45%
10 Years	7.30%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(6.31%)
5 Years	6.79%
10 Years	6.77%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(3.46%)
5 Years	5.78%
10 Years	5.91%
Class C
Average Annual Return:
1 Year	(3.29%)
5 Years	7.74%
10 Years	7.10%
Class I
Average Annual Return:
1 Year	(1.30%)
5 Years	8.81%
10 Years	8.15%
Class R
Average Annual Return:
1 Year	(1.80%)
5 Years	8.28%
10 Years		[1]
Inception Date	Oct. 01, 2014
Class Z
Average Annual Return:
1 Year	(1.34%)
5 Years	8.83%
10 Years		[1]
Inception Date	Oct. 01, 2014

[1]
The inception date for Class R and Class Z shares is October 1, 2014. Since inception and through December 31, 2020, Class R shares and Class Z shares had a return before taxes of 5.39% and 5.92%, respectively.